Schedule of Investments (unaudited)
August 31, 2025
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 82.5%
Communication Services — 12.0%
Diversified Telecommunication Services — 1.7%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	340,000	$277,971 (a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,400,000	1,111,110 (a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	1,030,000	371,526 *(a)(b)
Altice France Holding SA, Senior Secured Notes	6.000%	2/15/28	880,000	317,873 *(a)(b)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	820,000	701,785 (a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	760,000	652,300 (a)
Fibercop SpA, Senior Secured Notes	6.000%	9/30/34	319,000	303,466 (a)
Level 3 Financing Inc., Senior Secured Notes	6.875%	6/30/33	250,000	252,489 (a)
Total Diversified Telecommunication Services				3,988,520
Entertainment — 1.7%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,300,000	568,750 (a)
AMC Entertainment Holdings Inc., Senior Secured Notes	7.500%	2/15/29	840,000	679,085 (a)
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	440,000	458,062 (a)
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	700,000	713,185 (a)
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	378,000	326,450
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	1,780,000	1,200,726
Total Entertainment				3,946,258
Media — 6.9%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	400,000	416,640 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	490,000	454,844 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	4,140,000	3,597,815 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.700%	4/1/51	660,000	425,484
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.125%	2/15/31	490,000	498,172 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	130,000	129,450 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	440,000	437,687 (a)
DISH DBS Corp., Senior Notes	5.125%	6/1/29	180,000	148,753
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,080,000	1,017,273 (a)
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	750,000	793,420 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	1,325,000	1,427,244
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	459,036	453,372 (c)
EQM Midstream Partners LP, Senior Notes	6.375%	4/1/29	1,187,000	1,155,307
EW Scripps Co., Senior Secured Notes	9.875%	8/15/30	510,000	479,914 (a)
Getty Images Inc., Senior Secured Notes	11.250%	2/21/30	70,000	64,106 (a)
Gray Media Inc., Secured Notes	9.625%	7/15/32	380,000	382,239 (a)
Gray Media Inc., Senior Secured Notes	7.250%	8/15/33	500,000	492,942 (a)
iHeartCommunications Inc., Senior Secured Notes	9.125%	5/1/29	60,000	51,632 (a)
iHeartCommunications Inc., Senior Secured Notes	7.000%	1/15/31	192,000	146,395 (a)
McClatchy Media Co. LLC, Senior Secured Notes (11.000% Cash or 12.500% PIK)	11.000%	12/1/31	1,791,666	1,999,947 (a)(c)
Univision Communications Inc., Senior Secured Notes	8.000%	8/15/28	530,000	550,509 (a)
Univision Communications Inc., Senior Secured Notes	9.375%	8/1/32	380,000	400,413 (a)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	200,000	$183,114 (a)
Total Media				15,706,672
Wireless Telecommunication Services — 1.7%
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	1,770,000	1,624,618 (a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	490,000	386,643 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	1,270,000	824,821 (a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	970,000	424,290 (a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	630,000	589,514 (a)
Total Wireless Telecommunication Services				3,849,886

Total Communication Services				27,491,336
Consumer Discretionary — 16.1%
Automobile Components — 2.2%
Adient Global Holdings Ltd., Senior Notes	7.500%	2/15/33	280,000	291,750 (a)
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	1,150,000	1,086,511
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	570,000	591,002 (a)
Dornoch Debt Merger Sub Inc., Senior Notes	6.625%	10/15/29	250,000	217,282 (a)
Garrett Motion Holdings Inc./Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	590,000	617,309 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	1,020,000	1,054,722 (a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	330,000	328,801 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	890,000	854,072 (a)
Total Automobile Components				5,041,449
Automobiles — 1.7%
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,500,000	1,286,426
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	870,000	813,389 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	2,320,000	1,841,973 (a)
Total Automobiles				3,941,788
Diversified Consumer Services — 0.4%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	438,000	436,521 (a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	550,000	519,374 (a)
Total Diversified Consumer Services				955,895
Hotels, Restaurants & Leisure — 8.6%
Caesars Entertainment Inc., Senior Notes	6.000%	10/15/32	510,000	500,360 (a)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	260,000	269,033 (a)
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	640,000	656,518 (a)
Carnival Corp., Senior Notes	6.000%	5/1/29	460,000	466,252 (a)
Carnival Corp., Senior Notes	5.875%	6/15/31	520,000	533,400 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	1,750,000	1,798,176 (a)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Secured Notes	4.625%	1/15/29	230,000	220,019 (a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,200,000	1,149,769 (a)
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	70,000	71,686
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	1,400,000	1,351,188
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	480,000	500,656
Life Time Inc., Senior Secured Notes	6.000%	11/15/31	320,000	323,604 (a)
Marston’s Issuer PLC, Secured Notes (SONIA + 2.669%)	6.738%	7/16/35	1,232,000 GBP	1,465,351 (d)(e)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	370,000	357,862 (a)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2025 Quarterly Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	550,000	$573,037 (a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	460,000	484,023 (a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	1,710,000	1,735,411 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	580,000	589,630 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	440,000	454,390 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	630,000	646,755 (a)
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	187,795
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	500,000	500,391 (a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	790,000	795,881 (a)
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	1,420,000	1,530,805 (a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	391,000	391,599 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	49,000	48,747 (a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	200,000	200,000 (a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	570,000	569,150 (a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	270,000	268,662 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	220,000	219,717 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	870,000	937,027 (a)
Total Hotels, Restaurants & Leisure				19,796,894
Household Durables — 0.7%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	880,000	888,514 (a)
Newell Brands Inc., Senior Notes	8.500%	6/1/28	310,000	328,050 (a)
TopBuild Corp., Senior Notes	3.625%	3/15/29	350,000	334,527 (a)
Total Household Durables				1,551,091
Specialty Retail — 2.3%
Foot Locker Inc., Senior Notes	4.000%	10/1/29	920,000	881,608 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	200,000	198,436 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	1,540,000	1,360,590 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	1,480,000	1,175,445 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	550,000	571,190
Upbound Group Inc., Senior Notes	6.375%	2/15/29	1,110,000	1,089,501 (a)
Total Specialty Retail				5,276,770
Textiles, Apparel & Luxury Goods — 0.2%
Saks Global Enterprises LLC, Second Out Senior Secured Notes	11.000%	12/15/29	960,000	388,800 (a)
Saks Global Enterprises LLC, Third Out Senior Secured Notes	11.000%	12/15/29	36,000	8,730 (a)
Total Textiles, Apparel & Luxury Goods				397,530

Total Consumer Discretionary				36,961,417
Consumer Staples — 0.4%
Beverages — 0.2%
Primo Water Holdings Inc./Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	380,000	382,985 (a)
Food Products — 0.2%
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./ Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	480,000	461,457 (a)

Total Consumer Staples				844,442
Energy — 9.7%
Energy Equipment & Services — 0.6%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	550,000	569,923 (a)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Energy Equipment & Services — continued
Shelf Drilling Holdings Ltd., Senior Secured Notes	9.625%	4/15/29	850,000	$888,055 (a)
Total Energy Equipment & Services				1,457,978
Oil, Gas & Consumable Fuels — 9.1%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	1,340,000	1,422,935 (a)
Chord Energy Corp., Senior Notes	6.750%	3/15/33	880,000	903,105 (a)
CNX Midstream Partners LP, Senior Notes	4.750%	4/15/30	610,000	579,062 (a)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	20,000	19,932 (a)
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	1,480,000	1,502,940 (a)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	50,000	52,366 (a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	420,000	446,524 (a)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	170,000	169,325 (e)(f)
EQT Corp., Senior Notes	6.500%	7/15/48	1,250,000	1,271,013 (a)
Howard Midstream Energy Partners LLC, Senior Notes	7.375%	7/15/32	440,000	459,140 (a)
Howard Midstream Energy Partners LLC, Senior Notes	6.625%	1/15/34	580,000	589,839 (a)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	10.051%	9/30/29	1,229,730	1,211,284 (a)(e)(g)(h)
Northern Oil & Gas Inc., Senior Notes	8.125%	3/1/28	750,000	756,152 (a)
Permian Resources Operating LLC, Senior Notes	8.000%	4/15/27	190,000	193,674 (a)
Permian Resources Operating LLC, Senior Notes	5.875%	7/1/29	500,000	500,463 (a)
Permian Resources Operating LLC, Senior Notes	9.875%	7/15/31	272,000	296,144 (a)
Permian Resources Operating LLC, Senior Notes	7.000%	1/15/32	970,000	1,006,312 (a)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	40,000	40,771 (a)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	150,000	153,694
Range Resources Corp., Senior Notes	8.250%	1/15/29	820,000	842,044
Range Resources Corp., Senior Notes	4.750%	2/15/30	230,000	224,515 (a)
Rockies Express Pipeline LLC, Senior Notes	6.750%	3/15/33	170,000	177,791 (a)
Summit Midstream Holdings LLC, Senior Secured Notes	8.625%	10/31/29	230,000	229,566 (a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	7.375%	2/15/29	270,000	278,363 (a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	460,000	453,479 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	610,000	573,124 (a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	170,000	151,543 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	1,630,000	1,619,685 (a)(e)(f)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	1,210,000	1,318,300 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	280,000	307,299 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	90,000	100,267 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	1,820,000	1,911,136 (a)
Vermilion Energy Inc., Senior Notes	7.250%	2/15/33	1,050,000	987,609 (a)
Total Oil, Gas & Consumable Fuels				20,749,396

Total Energy				22,207,374
Financials — 11.5%
Banks — 2.7%
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	800,000	945,019 (e)(f)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2025 Quarterly Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	440,000	$469,946 (e)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	700,000	736,910 (a)(e)(f)
BNP Paribas SA, Junior Subordinated Notes (8.000% to 8/22/31 then 5 year Treasury Constant Maturity Rate + 3.727%)	8.000%	8/22/31	240,000	255,416 (a)(e)(f)
Citigroup Inc., Junior Subordinated Notes (6.875% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.875%	8/15/30	210,000	214,202 (e)(f)
Citigroup Inc., Junior Subordinated Notes (7.200% to 5/15/29 then 5 year Treasury Constant Maturity Rate + 2.905%)	7.200%	5/15/29	660,000	681,117 (e)(f)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	320,000	329,463 (e)(f)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	290,000	293,084 (e)(f)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	970,000	1,044,331 (e)(f)
Toronto-Dominion Bank, Junior Subordinated Notes (7.250% to 7/31/29 then 5 year Treasury Constant Maturity Rate + 2.977%)	7.250%	7/31/84	470,000	489,450 (e)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	720,000	760,062 (e)
Total Banks				6,219,000
Capital Markets — 1.7%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	450,000	412,009 (e)(f)
Coinbase Global Inc., Senior Notes	3.625%	10/1/31	700,000	627,021 (a)
Credit Suisse AG AT1 Claim	—	—	4,040,000	0 *(g)(h)(i)
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	380,000	390,860 (a)
StoneX Group Inc., Secured Notes	7.875%	3/1/31	480,000	507,738 (a)
UBS Group AG, Junior Subordinated Notes (7.000% to 8/10/30 then USD 5 year SOFR ICE Swap Rate + 3.077%)	7.000%	2/10/30	420,000	427,104 (a)(e)(f)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	220,000	224,518 (a)(e)(f)
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	220,000	235,452 (a)(e)(f)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	520,000	571,188 (a)(e)(f)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	410,000	510,819 (a)(e)
Total Capital Markets				3,906,709
Consumer Finance — 0.8%
FirstCash Inc., Senior Notes	4.625%	9/1/28	130,000	127,739 (a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	530,000	529,495 (a)
FirstCash Inc., Senior Notes	6.875%	3/1/32	470,000	488,300 (a)
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	350,000	349,226 (a)
Midcap Financial Issuer Trust, Senior Notes	5.625%	1/15/30	390,000	371,342 (a)
Total Consumer Finance				1,866,102
Financial Services — 4.3%
Block Inc., Senior Notes	6.000%	8/15/33	530,000	544,456 (a)
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	720,000	764,325 (a)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	470,000	$472,069 (a)
Burford Capital Global Finance LLC, Senior Notes	9.250%	7/1/31	740,000	788,665 (a)
Capstone Borrower Inc., Senior Secured Notes	8.000%	6/15/30	240,000	251,500 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	4.500%	11/15/29	411,000	397,233 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	1,350,000	1,411,328 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	320,000	321,709 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	30,000	31,020 (a)
NCR Atleos Corp., Senior Secured Notes	9.500%	4/1/29	680,000	737,774 (a)
Rocket Cos. Inc., Senior Notes	6.125%	8/1/30	590,000	607,479 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.875%	3/1/31	370,000	345,985 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	1,450,000	1,308,205 (a)
SGUS LLC, Senior Secured Notes	11.000%	12/15/29	411,273	365,615 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	360,000	379,124 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	220,000	222,527 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	9.500%	6/1/28	110,000	114,476 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	890,000	857,555 (a)
Total Financial Services				9,921,045
Insurance — 0.5%
Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes	6.750%	7/1/32	210,000	215,624 (a)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	550,000	571,124 (a)
Ryan Specialty LLC, Senior Secured Notes	5.875%	8/1/32	340,000	342,543 (a)
Total Insurance				1,129,291
Mortgage Real Estate Investment Trusts (REITs) — 1.5%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	580,000	558,073 (a)
Arbor Realty SR Inc., Senior Notes	7.875%	7/15/30	530,000	552,021 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	90,000	88,582 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	7.000%	7/15/31	970,000	1,020,586 (a)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	210,000	220,333 (a)
Starwood Property Trust Inc., Senior Notes	6.000%	4/15/30	910,000	927,507 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				3,367,102

Total Financials				26,409,249
Health Care — 7.0%
Health Care Equipment & Supplies — 0.6%
Medline Borrower LP, Senior Notes	5.250%	10/1/29	420,000	416,196 (a)
Medline Borrower LP, Senior Secured Notes	3.875%	4/1/29	440,000	422,784 (a)
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	590,000	606,841 (a)
Total Health Care Equipment & Supplies				1,445,821
Health Care Providers & Services — 3.6%
Akumin Inc., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	8/1/27	300,000	283,598 (a)(c)
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	1,290,000	1,026,806 (a)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	60,000	43,177 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	5.250%	5/15/30	810,000	726,789 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	1,330,000	1,409,110 (a)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2025 Quarterly Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
CHS/Community Health Systems Inc., Senior Secured Notes	9.750%	1/15/34	850,000	$861,932 (a)
HCA Inc., Senior Notes	7.500%	11/15/95	680,000	728,458
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	1,390,000	1,506,789 (a)
LifePoint Health Inc., Senior Secured Notes	11.000%	10/15/30	110,000	121,399 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	1,100,000	1,157,632 (a)
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	343,000	303,555 (a)
Total Health Care Providers & Services				8,169,245
Health Care Technology — 0.1%
AthenaHealth Group Inc., Senior Notes	6.500%	2/15/30	320,000	314,194 (a)
Pharmaceuticals — 2.7%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	1,150,000	1,195,018 (a)
Amneal Pharmaceuticals LLC, Senior Secured Notes	6.875%	8/1/32	450,000	463,574 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	960,000	756,000 (a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	440,000	320,784 (a)
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Escrow	—	—	300,000	0 *(a)(g)(h)(i)
Par Pharmaceutical Inc., Escrow	—	—	800,000	0 *(a)(g)(h)(i)
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	390,000	402,132
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	449,000	446,738
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.875%	9/15/29	200,000	218,524
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	650,000	739,286
Teva Pharmaceutical Finance Netherlands IV BV, Senior Notes	5.750%	12/1/30	1,490,000	1,522,696
Total Pharmaceuticals				6,064,752

Total Health Care				15,994,012
Industrials — 12.7%
Aerospace & Defense — 1.7%
AAR Escrow Issuer LLC, Senior Notes	6.750%	3/15/29	810,000	834,128 (a)
Axon Enterprise Inc., Senior Notes	6.125%	3/15/30	220,000	226,583 (a)
Axon Enterprise Inc., Senior Notes	6.250%	3/15/33	110,000	113,983 (a)
Bombardier Inc., Senior Notes	8.750%	11/15/30	280,000	302,102 (a)
Bombardier Inc., Senior Notes	7.250%	7/1/31	1,056,000	1,114,647 (a)
Bombardier Inc., Senior Notes	7.000%	6/1/32	650,000	679,525 (a)
Bombardier Inc., Senior Notes	6.750%	6/15/33	140,000	145,756 (a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	230,000	240,030 (a)
TransDigm Inc., Senior Secured Notes	6.625%	3/1/32	300,000	309,283 (a)
Total Aerospace & Defense				3,966,037
Building Products — 1.3%
Advanced Drainage Systems Inc., Senior Notes	6.375%	6/15/30	230,000	235,307 (a)
Masterbrand Inc., Senior Notes	7.000%	7/15/32	500,000	518,481 (a)
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes	6.750%	4/1/32	690,000	711,727 (a)
MIWD Holdco II LLC/MIWD Finance Corp., Senior Notes	5.500%	2/1/30	390,000	384,360 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	1,100,000	1,135,174 (a)
Total Building Products				2,985,049
Commercial Services & Supplies — 3.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	350,000	342,377 (a)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Commercial Services & Supplies — continued
Clean Harbors Inc., Senior Notes	6.375%	2/1/31	440,000	$451,207 (a)
CoreCivic Inc., Senior Notes	4.750%	10/15/27	157,000	154,413
CoreCivic Inc., Senior Notes	8.250%	4/15/29	1,200,000	1,270,858
GEO Group Inc., Senior Notes	10.250%	4/15/31	1,220,000	1,345,725
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	300,000	317,469
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	580,000	606,206 (a)
Madison IAQ LLC, Senior Notes	5.875%	6/30/29	560,000	554,859 (a)
Madison IAQ LLC, Senior Secured Notes	4.125%	6/30/28	270,000	262,710 (a)
Reworld Holding Corp., Senior Notes	4.875%	12/1/29	340,000	329,000 (a)
RR Donnelley & Sons Co., Secured Notes	10.875%	8/1/29	1,050,000	1,013,665 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	510,000	517,887 (a)
Total Commercial Services & Supplies				7,166,376
Construction & Engineering — 1.6%
AECOM, Senior Notes	6.000%	8/1/33	840,000	857,934 (a)
Arcosa Inc., Senior Notes	6.875%	8/15/32	350,000	365,387 (a)
Empire Communities Corp., Senior Notes	9.750%	5/1/29	1,070,000	1,092,738 (a)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	1,110,000	1,247,039 (a)
Total Construction & Engineering				3,563,098
Electrical Equipment — 0.1%
Gates Corp., Senior Notes	6.875%	7/1/29	320,000	333,118 (a)
Ground Transportation — 0.8%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	1,180,000	1,094,168 (a)
XPO CNW Inc., Senior Notes	6.700%	5/1/34	360,000	376,871
XPO Inc., Senior Notes	7.125%	2/1/32	300,000	314,867 (a)
Total Ground Transportation				1,785,906
Machinery — 1.2%
ATS Corp., Senior Notes	4.125%	12/15/28	600,000	574,429 (a)
Esab Corp., Senior Notes	6.250%	4/15/29	530,000	545,616 (a)
Park-Ohio Industries Inc., Senior Secured Notes	8.500%	8/1/30	710,000	722,663 (a)
Roller Bearing Co. of America Inc., Senior Notes	4.375%	10/15/29	500,000	487,019 (a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	520,000	521,532
Total Machinery				2,851,259
Marine Transportation — 0.2%
Stena International SA, Senior Secured Notes	7.250%	1/15/31	330,000	336,872 (a)
Passenger Airlines — 2.1%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	620,000	636,468 (a)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	970,000	1,017,114 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	1,740,000	1,750,691 (a)
JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes	9.875%	9/20/31	350,000	348,062 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes (11.000% Cash or 4.000% PIK and 8.000% Cash)	11.000%	3/12/30	927,520	438,253 (a)(c)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	564,000	555,390 (a)
Total Passenger Airlines				4,745,978
Trading Companies & Distributors — 0.6%
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	350,000	364,497 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	410,000	430,396 (a)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2025 Quarterly Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Trading Companies & Distributors — continued
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	650,000	$674,069 (a)
Total Trading Companies & Distributors				1,468,962

Total Industrials				29,202,655
Information Technology — 4.7%
Communications Equipment — 1.4%
CommScope LLC, Senior Secured Notes	4.750%	9/1/29	1,522,000	1,505,639 (a)
CommScope LLC, Senior Secured Notes	9.500%	12/15/31	660,000	682,979 (a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	300,000	312,924 (a)
Viasat Inc., Senior Notes	7.500%	5/30/31	820,000	770,786 (a)
Total Communications Equipment				3,272,328
Electronic Equipment, Instruments & Components — 0.5%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	420,000	452,911 (a)
EquipmentShare.com Inc., Senior Secured Notes	8.000%	3/15/33	630,000	669,842 (a)
Total Electronic Equipment, Instruments & Components				1,122,753
IT Services — 0.7%
Amentum Holdings Inc., Senior Notes	7.250%	8/1/32	500,000	521,789 (a)
CoreWeave Inc., Senior Notes	9.250%	6/1/30	280,000	281,299 (a)
CoreWeave Inc., Senior Notes	9.000%	2/1/31	280,000	277,549 (a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	550,000	570,620 (a)
Total IT Services				1,651,257
Semiconductors & Semiconductor Equipment — 0.3%
Qnity Electronics Inc., Senior Notes	6.250%	8/15/33	650,000	672,732 (a)
Software — 1.3%
Cloud Software Group Inc., Secured Notes	9.000%	9/30/29	520,000	542,625 (a)
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	560,000	599,137 (a)
Cloud Software Group Inc., Senior Secured Notes	6.625%	8/15/33	400,000	405,871 (a)
Elastic NV, Senior Notes	4.125%	7/15/29	380,000	366,074 (a)
Gen Digital Inc., Senior Notes	6.250%	4/1/33	320,000	329,857 (a)
Open Text Corp., Senior Secured Notes	6.900%	12/1/27	260,000	270,047 (a)
Rackspace Finance LLC, Senior Secured Notes	3.500%	5/15/28	694,200	335,946 (a)
Total Software				2,849,557
Technology Hardware, Storage & Peripherals — 0.5%
CA Magnum Holdings, Senior Secured Notes	5.375%	10/31/26	540,000	537,968 (a)
Diebold Nixdorf Inc., Senior Secured Notes	7.750%	3/31/30	340,000	360,564 (a)
Seagate Data Storage Technology Pte Ltd., Senior Notes	5.875%	7/15/30	290,000	294,205 (a)
Total Technology Hardware, Storage & Peripherals				1,192,737

Total Information Technology				10,761,364
Materials — 4.0%
Chemicals — 0.3%
Celanese US Holdings LLC, Senior Notes	6.750%	4/15/33	560,000	564,365
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	190,000	201,548 (a)
Total Chemicals				765,913
Construction Materials — 0.1%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	6.000%	11/1/28	170,000	170,498 (a)
Containers & Packaging — 0.3%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	2,008,031	80,321 (a)(c)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Containers & Packaging — continued
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	200,000	$183,688 (a)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	330,000	330,274 (a)
Total Containers & Packaging				594,283
Metals & Mining — 3.3%
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	370,000	380,267 (a)
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	1,040,000	1,106,912 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	1,080,000	1,129,523 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	2,220,000	2,308,316 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	460,000	464,833 (a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,500,000	1,420,875
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	760,000	768,891 (a)
Total Metals & Mining				7,579,617

Total Materials				9,110,311
Real Estate — 2.8%
Diversified REITs — 1.3%
IIP Operating Partnership LP, Senior Notes	5.500%	5/25/26	550,000	539,902
Iron Mountain Information Management Services Inc., Senior Notes	5.000%	7/15/32	240,000	230,917 (a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	590,000	559,298
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	320,000	252,536
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	270,000	283,286 (a)
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC, Senior Notes	6.500%	2/15/29	1,100,000	1,048,680 (a)
Total Diversified REITs				2,914,619
Health Care REITs — 0.5%
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	400,000	377,164
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	930,000	790,480
Total Health Care REITs				1,167,644
Hotel & Resort REITs — 0.7%
Service Properties Trust, Senior Notes	5.500%	12/15/27	900,000	888,907
Service Properties Trust, Senior Notes	8.375%	6/15/29	740,000	764,145
Total Hotel & Resort REITs				1,653,052
Real Estate Management & Development — 0.3%
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	210,000	225,331 (a)
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes, Step bond (10.500% to 11/15/25 then 11.000%)	10.500%	1/15/28	520,543	525,311 (a)
Total Real Estate Management & Development				750,642

Total Real Estate				6,485,957
Utilities — 1.6%
Electric Utilities — 1.0%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	330,000	340,468 (a)
NRG Energy Inc., Senior Notes	6.250%	11/1/34	590,000	605,264 (a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	500,000	531,553 (a)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	870,000	913,615 (a)
Total Electric Utilities				2,390,900
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2025 Quarterly Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Gas Utilities — 0.1%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.000%	6/1/31	290,000	$274,572 (a)
Independent Power and Renewable Electricity Producers — 0.5%
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	520,000	551,968 (a)
TransAlta Corp., Senior Notes	7.750%	11/15/29	560,000	582,585
Total Independent Power and Renewable Electricity Producers				1,134,553

Total Utilities				3,800,025
Total Corporate Bonds & Notes (Cost — $188,818,198)				189,268,142
Asset-Backed Securities — 7.1%
AGL CLO Ltd., 2021-11A E (3 mo. Term SOFR + 6.622%)	10.939%	4/15/34	250,000	251,444 (a)(e)
AGL CLO Ltd., 2021-16A DR (3 mo. Term SOFR + 2.400%)	6.725%	1/20/35	410,000	408,439 (a)(e)
AMMC CLO Ltd., 2021-24A ER (3 mo. Term SOFR + 6.500%)	10.825%	1/20/35	530,000	531,497 (a)(e)
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.800%)	7.971%	10/20/34	290,000	290,725 (a)(e)(j)
Apidos CLO Ltd., 2024-50A E (3 mo. Term SOFR + 5.100%)	9.425%	1/20/38	460,000	458,841 (a)(e)
Bain Capital Credit CLO Ltd., 2020-3A DRR (3 mo. Term SOFR + 3.100%)	7.419%	10/23/34	650,000	646,749 (a)(e)
Black Diamond CLO Ltd., 2021-1A CR (3 mo. Term SOFR + 3.900%)	8.219%	11/22/34	450,000	449,997 (a)(e)
Blueberry Park CLO Ltd., 2024-1A D1 (3 mo. Term SOFR + 2.900%)	7.225%	10/20/37	280,000	279,337 (a)(e)
BlueMountain CLO Ltd., 2020-30A DR (3 mo. Term SOFR + 3.300%)	7.618%	4/15/35	400,000	400,998 (a)(e)
Bridge Street CLO Ltd., 2025-1A D1A (3 mo. Term SOFR + 2.850%)	7.175%	4/20/38	250,000	246,269 (a)(e)
CarVal CLO Ltd., 2024-3A D1 (3 mo. Term SOFR + 3.000%)	7.325%	10/20/37	370,000	371,926 (a)(e)
Clover CLO LLC, 2021-3A DR (3 mo. Term SOFR + 2.550%)	6.868%	1/25/35	280,000	280,002 (a)(e)
Columbia Cent CLO Ltd., 2025-35A D1A (3 mo. Term SOFR + 3.500%)	7.822%	7/25/36	280,000	280,671 (a)(e)
Galaxy CLO Ltd., 2018-25A D1RR (3 mo. Term SOFR + 2.700%)	6.960%	4/25/36	300,000	301,125 (a)(e)
GoldenTree Loan Management US CLO Ltd., 2020-8A DRR (3 mo. Term SOFR + 2.900%)	7.225%	10/20/34	290,000	290,952 (a)(e)
Greywolf CLO Ltd., 2019-1A CR2 (3 mo. Term SOFR + 3.500%)	7.780%	4/17/34	230,000	232,434 (a)(e)
Jamestown CLO Ltd., 2016-9A CR3 (3 mo. Term SOFR + 3.250%)	7.506%	7/25/34	320,000	319,996 (a)(e)
Jamestown CLO Ltd., 2021-17A DR (3 mo. Term SOFR + 3.500%)	7.818%	1/25/35	510,000	511,855 (a)(e)
Magnetite Ltd., 2020-26A ER2 (3 mo. Term SOFR + 4.700%)	9.018%	1/25/38	570,000	566,676 (a)(e)
Magnetite Ltd., 2022-32A ER (3 mo. Term SOFR + 4.600%)	8.771%	10/15/37	490,000	492,450 (a)(e)(j)
Marble Point CLO Ltd., 2018-2A D (3 mo. Term SOFR + 3.792%)	8.117%	1/20/32	500,000	497,786 (a)(e)
Mountain View CLO Ltd., 2015-9A CR (3 mo. Term SOFR + 3.382%)	7.699%	7/15/31	250,000	249,173 (a)(e)
Mountain View CLO Ltd., 2025-1A D1 (3 mo. Term SOFR + 3.400%)	7.571%	10/17/38	310,000	311,163 (a)(e)(j)
New Mountain CLO Ltd., 5A D1R (3 mo. Term SOFR + 3.150%)	7.475%	7/20/36	320,000	321,656 (a)(e)
Oaktree CLO Ltd., 2022-2A D1R2 (3 mo. Term SOFR + 3.250%)	7.568%	10/15/37	570,000	574,821 (a)(e)
Obra CLO Ltd., 2024-1A D1 (3 mo. Term SOFR + 3.400%)	7.725%	1/20/38	800,000	805,973 (a)(e)
Ocean Trails CLO Ltd., 2014-5A DRR (3 mo. Term SOFR + 3.712%)	8.032%	10/13/31	300,000	299,044 (a)(e)
Ocean Trails CLO Ltd., 2024-16A D1 (3 mo. Term SOFR + 3.300%)	7.625%	1/20/38	700,000	707,864 (a)(e)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	7.175%	7/19/37	330,000	331,176 (a)(e)
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	7.275%	7/20/37	460,000	463,604 (a)(e)
Palmer Square Loan Funding Ltd., 2022-3A CR (3 mo. Term SOFR + 3.000%)	7.318%	4/15/31	380,000	379,840 (a)(e)
Palmer Square Loan Funding Ltd., 2024-3A C (3 mo. Term SOFR + 2.950%)	7.184%	8/8/32	440,000	441,998 (a)(e)
PPM CLO Ltd., 2025-8A D1 (3 mo. Term SOFR + 3.000%)	7.325%	4/20/38	540,000	541,335 (a)(e)
RAD CLO Ltd., 2023-21A D1R (3 mo. Term SOFR + 2.600%)	6.918%	1/25/37	660,000	663,297 (a)(e)
RR Ltd., 2021-18A DR (3 mo. Term SOFR + 4.900%)	9.071%	7/15/40	470,000	471,763 (a)(e)(j)
Symphony CLO Ltd., 2020-22A DR (3 mo. Term SOFR + 3.300%)	7.629%	4/18/33	250,000	250,686 (a)(e)
Symphony CLO Ltd., 2021-25A D (3 mo. Term SOFR + 3.862%)	8.187%	4/19/34	250,000	249,606 (a)(e)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Trestles CLO Ltd., 2025-8A D1 (3 mo. Term SOFR + 3.000%)	7.297%	6/11/35	330,000	$329,825 (a)(e)
Voya CLO Ltd., 2018-2A D (3 mo. Term SOFR + 3.012%)	7.329%	7/15/31	430,000	426,158 (a)(e)
Whitebox CLO Ltd., 2025-5A D1 (3 mo. Term SOFR + 2.850%)	7.104%	7/20/38	320,000	321,113 (a)(e)

Total Asset-Backed Securities (Cost — $16,092,486)				16,250,264
Senior Loans — 6.0%
Communication Services — 0.7%
Interactive Media & Services — 0.4%
X Corp., Term Loan B1 (3 mo. Term SOFR + 6.650%)	10.958%	10/26/29	129,668	126,936 (e)(k)(l)
X Corp., Term Loan B3	9.500%	10/26/29	760,000	748,326 (k)(l)
Total Interactive Media & Services				875,262
Media — 0.3%
Diamond Sports Net LLC, First Lien Exit Term Loan (15.000% PIK)	15.000%	1/2/28	925,337	812,562 (c)(k)(l)
Gray Television Inc., Term Loan F (1 mo. Term SOFR + 5.250%)	9.604%	6/4/29	10,600	10,619 (e)(k)(l)
Total Media				823,181

Total Communication Services				1,698,443
Consumer Discretionary — 1.4%
Automobile Components — 0.4%
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.816%	5/6/30	496,256	497,000 (e)(k)(l)
First Brands Group LLC, 2021 First Lien Term Loan (3 mo. Term SOFR + 5.262%)	9.570%	3/30/27	325,550	311,104 (e)(k)(l)
Total Automobile Components				808,104
Diversified Consumer Services — 0.3%
Adtalem Global Education Inc., 2024 Second Repricing Term Loan (1 mo. Term SOFR + 2.750%)	7.066%	8/12/28	139,223	139,570 (e)(k)(l)
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	11.121%	6/25/30	537,390	495,407 (e)(k)(l)
Total Diversified Consumer Services				634,977
Hotels, Restaurants & Leisure — 0.6%
Light and Wonder International Inc., Term Loan B2 (1 mo. Term SOFR + 2.250%)	6.610%	4/14/29	243,792	244,706 (e)(k)(l)
Peninsula Pacific Entertainment LLC, Delayed Draw Term Loan	—	8/13/32	68,210	68,381 (h)(m)
Peninsula Pacific Entertainment LLC, Term Loan B	—	8/14/32	290,790	291,517 (h)(m)
Station Casinos LLC, Term Loan Facility B (1 mo. Term SOFR + 2.000%)	6.316%	3/14/31	859,125	859,662 (e)(k)(l)
Total Hotels, Restaurants & Leisure				1,464,266
Specialty Retail — 0.1%
Petco Health and Wellness Co. Inc., First Lien Initial Term Loan	—	3/3/28	260,000	251,822 (m)

Total Consumer Discretionary				3,159,169
Financials — 0.8%
Financial Services — 0.3%
Citadel Securities LP, 2024 Term Loan Facility (1 mo. Term SOFR + 2.000%)	6.316%	10/31/31	243,822	244,686 (e)(k)(l)
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (3 mo. Term SOFR + 7.012%)	11.307%	4/7/28	200,000	199,416 (e)(k)(l)
Nexus Buyer LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 4.000%)	8.316%	7/31/31	150,000	150,188 (e)(k)(l)
Total Financial Services				594,290
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2025 Quarterly Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — 0.5%
Asurion LLC, New Term Loan B10 (1 mo. Term SOFR + 4.100%)	8.416%	8/19/28	1,152,722	$1,150,468 (e)(k)(l)

Total Financials				1,744,758
Health Care — 0.6%
Health Care Providers & Services — 0.3%
EyeCare Partners LLC, Term Loan B (3 mo. Term SOFR + 1.100%)	5.227%	11/30/28	611,473	476,075 (e)(k)(l)
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 3.750%)	8.068%	5/16/31	222,824	221,592 (e)(k)(l)
Total Health Care Providers & Services				697,667
Health Care Technology — 0.2%
Cotiviti Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	7.104%	5/1/31	464,143	464,725 (e)(k)(l)
Pharmaceuticals — 0.1%
Amneal Pharmaceuticals LLC, Amendment No. 1 Term Loan (1 mo. Term SOFR + 3.500%)	7.816%	7/30/32	330,000	332,475 (e)(h)(k)(l)

Total Health Care				1,494,867
Industrials — 0.7%
Building Products — 0.3%
Quikrete Holdings Inc., Term Loan B3 (1 mo. Term SOFR + 2.250%)	6.566%	2/10/32	528,675	529,172 (e)(k)(l)
Commercial Services & Supplies — 0.1%
Neptune Bidco US Inc., Term Loan B (3 mo. Term SOFR + 5.100%)	9.429%	4/11/29	303,025	295,260 (e)(k)(l)
Ground Transportation — 0.2%
Genesee & Wyoming Inc., Initial Term Loan B (3 mo. Term SOFR + 1.750%)	6.046%	4/10/31	506,175	504,380 (e)(k)(l)
Passenger Airlines — 0.1%
United Airlines Inc., Term Loan B (3 mo. Term SOFR + 2.000%)	6.196%	2/22/31	232,038	232,734 (e)(k)(l)

Total Industrials				1,561,546
Information Technology — 1.6%
Communications Equipment — 0.5%
Global Tel Link Corp., Initial Term Loan (1 mo. Term SOFR + 7.500%)	11.816%	7/31/29	1,141,375	1,118,370 (e)(k)(l)
Software — 1.1%
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	11.316%	2/19/29	790,000	717,585 (e)(k)(l)
Red Planet Borrower LLC, Term Loan B	—	8/7/32	530,000	524,093 (m)
X.Ai Corp., Initial Term Loan	12.500%	6/30/28	1,290,000	1,292,625 (k)(l)
Total Software				2,534,303
Technology Hardware, Storage & Peripherals — 0.0%††
Vericast Corp., 2024 Extended Term Loan (3 mo. Term SOFR + 7.750%)	12.046%	6/16/26	36,060	35,553 (e)(k)(l)

Total Information Technology				3,688,226
Materials — 0.2%
Metals & Mining — 0.2%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan	10.000%	12/31/27	535,239	533,380 (g)(h)(k)(l)

Total Senior Loans (Cost — $14,506,341)				13,880,389
Convertible Bonds & Notes — 1.1%
Communication Services — 0.3%
Media — 0.3%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	319,778	651,612 (c)

Consumer Discretionary — 0.2%
Hotels, Restaurants & Leisure — 0.2%
DraftKings Holdings Inc., Senior Notes	0.000%	3/15/28	390,000	359,918
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
NCL Corp. Ltd., Senior Notes	1.125%	2/15/27	240,000	$249,606

Total Consumer Discretionary				609,524
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Centrus Energy Corp., Senior Notes	0.000%	8/15/32	140,000	157,080 (a)

Financials — 0.3%
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Two Harbors Investment Corp., Senior Notes	6.250%	1/15/26	660,000	660,001

Industrials — 0.2%
Aerospace & Defense — 0.2%
AeroVironment Inc., Senior Notes	0.000%	7/15/30	438,000	467,565

Total Convertible Bonds & Notes (Cost — $2,217,818)				2,545,782
Sovereign Bonds — 0.6%
Argentina — 0.6%
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	1,881,934	1,302,768 (a)
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	47,045	32,567 (d)

Total Sovereign Bonds (Cost — $875,246)				1,335,335
			Shares/Units
Common Stocks — 0.3%
Consumer Discretionary — 0.2%
Diversified Consumer Services — 0.2%
WW International Inc.			10,516	335,355 *

Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Chord Energy Corp.			1,925	211,538
Permian Production Partners LLC			21,667	0 *(g)(h)(i)

Total Energy				211,538
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			209	255 *(g)(n)
Spirit Aviation Holdings Inc.			35,875	43,768 *

Total Industrials				44,023
Materials — 0.0%††
Metals & Mining — 0.0%††
Arctic Canadian Diamond Co. Ltd.			541	12,354 *(g)(h)

Total Common Stocks (Cost — $1,188,758)				603,270
	Rate	Maturity Date	Face Amount†
Collateralized Mortgage Obligations(o) — 0.1%
LHOME Mortgage Trust, 2025-RTL1 M1 (Cost — $309,998)	7.023%	1/25/40	310,000	313,201 (a)(e)
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2025 Quarterly Report

 Western Asset High Yield Fund
(Percentages shown based on Fund net assets)
Security		Expiration Date	Warrants	Value
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $310,299)		3/12/30	25,490	$31,098 *(a)(g)(n)
Total Investments before Short-Term Investments (Cost — $224,319,144)				224,227,481
	Rate		Shares
Short-Term Investments — 1.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $2,957,122)	4.246%		2,957,122	2,957,122 (p)(q)
Total Investments — 99.0% (Cost — $227,276,266)				227,184,603
Other Assets in Excess of Liabilities — 1.0%				2,313,140
Total Net Assets — 100.0%				$229,497,743

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	The coupon payment on this security is currently in default as of August 31, 2025.
(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security has no maturity date. The date shown represents the next call date.
(g)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(h)	Security is valued using significant unobservable inputs (Note 1).
(i)	Value is less than $1.
(j)	Securities traded on a when-issued or delayed delivery basis.
(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(m)	All or a portion of this loan has not settled as of August 31, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(n)	Restricted security (Note 3).
(o)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(p)	Rate shown is one-day yield as of the end of the reporting period.
(q)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2025, the total market value of investments in Affiliated Companies was $2,957,122 and the cost was $2,957,122 (Note 2).

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset High Yield Fund
Abbreviation(s) used in this schedule:
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
GBP	—	British Pound
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
USD	—	United States Dollar
At August 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury 5-Year Notes	76	12/25	$8,289,670	$8,319,625	$29,955
At August 31, 2025, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
EUR	2,134,546	USD	2,522,601	Citibank N.A.	10/16/25	$(17,798)
EUR	507,414	USD	597,777	Goldman Sachs Group Inc.	10/16/25	(2,349)
GBP	2,895,292	USD	3,953,724	Goldman Sachs Group Inc.	10/16/25	(38,974)
Net unrealized depreciation on open forward foreign currency contracts						$(59,121)

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
At August 31, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at August 31, 2025[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
American Airlines Group Inc., 6.500%, due 7/1/25	$849,000	12/20/29	5.059%	5.000% quarterly	$(1,760)	$(24,035)	$22,275
Nabors Industries Inc., 9.125%, due 1/31/30	267,000	6/20/29	5.757%	1.000% quarterly	(40,841)	(37,009)	(3,832)
Total	$1,116,000				$(42,601)	$(61,044)	$18,443

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at August 31, 2025[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Transocean Inc., 8.000%, due 2/1/27	$267,000	6/20/29	4.768%	1.000% quarterly	$32,670	$25,932	$6,738

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2025 Quarterly Report

 Western Asset High Yield Fund
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.44 Index	$3,268,000	6/20/30	5.000% quarterly	$235,409	$168,786	$66,623

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset High Yield Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset High Yield Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset High Yield Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$20,996,090	$1,211,284	$22,207,374
Financials	—	26,409,249	0 *	26,409,249
Health Care	—	15,994,012	0 *	15,994,012
Other Corporate Bonds & Notes	—	124,657,507	—	124,657,507
Asset-Backed Securities	—	16,250,264	—	16,250,264
Senior Loans:
Consumer Discretionary	—	2,799,271	359,898	3,159,169
Health Care	—	1,162,392	332,475	1,494,867
Materials	—	—	533,380	533,380
Other Senior Loans	—	8,692,973	—	8,692,973
Convertible Bonds & Notes	—	2,545,782	—	2,545,782
Sovereign Bonds	—	1,335,335	—	1,335,335
Common Stocks:
Consumer Discretionary	$335,355	—	—	335,355
Energy	211,538	—	0 *	211,538
Industrials	43,768	255	—	44,023
Materials	—	—	12,354	12,354
Collateralized Mortgage Obligations	—	313,201	—	313,201
Warrants	—	31,098	—	31,098
Total Long-Term Investments	590,661	221,187,429	2,449,391	224,227,481
Short-Term Investments†	2,957,122	—	—	2,957,122
Total Investments	$3,547,783	$221,187,429	$2,449,391	$227,184,603
Other Financial Instruments:
Futures Contracts††	$29,955	—	—	$29,955
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	$22,275	—	22,275
Centrally Cleared Credit Default Swaps on Corporate Issues — Buy Protection††	—	6,738	—	6,738
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	66,623	—	66,623
Total Other Financial Instruments	$29,955	$95,636	—	$125,591
Total	$3,577,738	$221,283,065	$2,449,391	$227,310,194

Western Asset High Yield Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$59,121	—	$59,121
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	3,832	—	3,832
Total	—	$62,953	—	$62,953

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of May 31, 2025	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Energy	$1,107,459	$742	—	$(742)	$103,825
Financials	0 *	—	—	—	—
Health Care	0 *	—	—	—	—
Senior Loans:
Consumer Discretionary	—	(0)*	—	2,338	357,560
Health Care	—	2	—	3,298	329,175
Materials	534,536	—	—	(1,156)	—
Common Stocks:
Energy	0 *	—	—	—	—
Materials	11,289	—	—	1,065	—
Total	$1,653,284	$744	—	$4,803	$790,560

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2025	Net change in unrealized appreciation (depreciation) for investments in securities still held at August 31, 2025[1]
Corporate Bonds & Notes:
Energy	—	—	—	$1,211,284	$(742)
Financials	—	—	—	0 *	—
Health Care	—	—	—	0 *	—
Senior Loans:
Consumer Discretionary	—	—	—	359,898	2,338
Health Care	—	—	—	332,475	3,298
Materials	—	—	—	533,380	(1,156)
Common Stocks:
Energy	—	—	—	0 *	—
Materials	—	—	—	12,354	1,065
Total	—	—	—	$2,449,391	$4,803

Western Asset High Yield Fund 2025 Quarterly Report

*	Amount represents less than $1.
[1]
Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2025. The following transactions were effected in such company for the period ended August 31, 2025.

	Affiliate Value at May 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$10,710,169	10,710,169	$7,753,047	7,753,047

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$6,737	—	$2,957,122
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 8/31/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	209	3/25	$2,544	$255	$1.22	0.00%(a)
Spirit Airlines LLC, Warrants	25,490	3/25	310,299	31,098 (b)	1.22	0.01
			$312,843	$31,353		0.01%

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset High Yield Fund 2025 Quarterly Report